RELATED PARTIES (Details Narrative) ₪ in Thousands				5 Months Ended	12 Months Ended
	Sep. 29, 2021 USD ($)	Aug. 15, 2021 USD ($)	May 31, 2020 USD ($)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 09, 2022 USD ($)	Oct. 08, 2021 USD ($)	Sep. 29, 2021 ILS (₪)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2020 USD ($)
Related Party Transaction [Line Items]
Advance to a related party	$ 15,000
Award bonus percentage description		the board determined to award a bonus to the Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management equal to two percent (2%) of any capital raise, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and part of the Company’s operating budget for a minimum period of 18 months. In addition, the Board agreed to a bonus Company’s Chairperson of the Board, CEO, CFO, officers, directors and senior management of 2% from operating profits which will become payable upon the fulfillment of certain specified targets that the Board will establish, subject to prior repayment of the outstanding convertible loans and so long as the payment thereof would be from available funds and as part of the Company’s operating budget for a minimum period of 18 months
Monthly fee for service							$ 2,000
Loan repaid								$ 15,000
Ilan Ben Ishay [Member]
Related Party Transaction [Line Items]
Advance to a related party												$ 3,500,000
Investments													$ 1,800,000
Payments for Rent		$ 2,000			$ 152,000	$ 86,000
I B O T [Member]
Related Party Transaction [Line Items]
Advance to a related party | ₪									₪ 50
Annual interest rate	12.00%
Discount percentage	25.00%								25.00%
Elharar Soffer [Member]
Related Party Transaction [Line Items]
Advance to a related party												20,000
Award bonus percentage description		the board of directors of Cannovation determined to adjust the compensation of the Chairperson (and interim Chief Executive Officer), Ora Elharar Soffer, to $10 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months
Ora Elharar Soffer [Member]
Related Party Transaction [Line Items]
Investments												$ 1,800,000
Ms Elharar Soffer [Member]
Related Party Transaction [Line Items]
Compensation earned					870,000	499,000
Ms Halperin [Member]
Related Party Transaction [Line Items]
Advance to a related party			$ 4,000	$ 4,000
Payment of compensation			$ 7,000
Securities				$ 1,800,000
Compensation earned					303,000	171,000
Ilanit Halperin [Member]
Related Party Transaction [Line Items]
Advance to a related party		$ 4,000
David Kretzmer [Member]
Related Party Transaction [Line Items]
Advance to a related party		$ 2								$ 7,000
Compensation description		the board of directors of Cannovation determined to adjust the compensation of David Kretzmer, a director at Cannovation, to $2 thousands per month, in each case retroactive to July 1, 2021. These amounts would be paid at such time as Cannovation shall become due and payable from, and such time as Cannovation shall have, available funds therefor and as part of the operating budget for a minimum period of 18 months
Adv DavidKretzmer [Member]
Related Party Transaction [Line Items]
Compensation earned					163,000	$ 82,000
Investment										$ 1,800,000
Mr.DavidKretzmers [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Services fee reduced							7,000
Mr.DavidKretzmers [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Services fee reduced							$ 1,500
Doron Birger [Member]
Related Party Transaction [Line Items]
Advance to a related party											$ 1,500
Investments											$ 1,800,000
Compensation earned					$ 9,000